Capital and reserves - Reconciliation of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Capital and reserves
Outstanding at the beginning of the period	2,461,430	714,322	4,990,000
Granted during the year	80,868	2,325,215	546,822
Exercised during the year	(136,706)	(406,733)	(4,822,500)
Forfeited during the year	(166,805)	(171,374)
Outstanding at the end of the period	2,238,787	2,461,430	714,322
Exercisable at the end of the period	513,115		167,500
Weighted average exercise price, beginning of the period | $ / shares	$ 37.05	$ 8.04	$ 1
Weighted average exercise price, Granted | $ / shares	13.84	65.34	15
Weighted average exercise price, Exercised | $ / shares		0	0.75
Weighted average exercise price, ending of the period | $ / shares	32.36	$ 37.05	8.04
Weighted average exercise price, Exercisable | $ / shares	$ 11.74		$ 0